Other Liabilities	12 Months Ended
Dec. 31, 2024
Disclosures Of Other Liabilities [Abstract]
Other liabilities

39.	Other liabilities

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Accrued expenses	1,637,082	1,153,849	1,082,704
Provisions	112,584	155,347	164,212
Others	29,979	18,797	40,646

	1,779,645	1,327,993	1,287,562